ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199-3600

WWW.ROPESGRAY.COM

Lisa Mikhail Henry

T +1 617 951 7780

lisa.henry@ropesgray.com

April 8, 2019

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: Homestead Funds, Inc. (Registration Nos. 033-35788 and 811-06136)

Ladies and Gentlemen:

On behalf of Homestead Funds, Inc. (the "Corporation"), we are filing today through EDGAR, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, a copy of the Corporation's preliminary proxy statement relating to its June 27, 2019 special meeting of stockholders of the Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, Stock Index Fund, Value Fund, Growth Fund, Small-Company Stock Fund and International Equity Fund (each, a "Fund" and collectively, the "Funds"). The meeting is being called for the purposes described in the enclosed proxy statement. Copies of the proxy statement are expected to be mailed to the Funds' shareholders beginning on or about May 1, 2019.

Please direct any questions you may have with respect to this filing to me (at 617-951-7780) or to Nathan Briggs (at 202-626-3909) of this firm.

Sincerely,

/s/ Lisa M. Henry

Lisa M. Henry

cc:Danielle C. Sieverling Jack Delaney Nathan Briggs